End-user Incentive Programs	9 Months Ended
Sep. 30, 2020
End-user Incentive Programs
End-user Incentive Programs

2. End-user Incentive Programs

End-user incentive program costs consisted of the following for the nine months ended September 30, 2020 and September 30, 2019:

	Nine Months Ended
	September 30,
	2020	2019
Marketing promotions and discounts accounted for as a reduction of revenue	$36,577	$19,316
Marketing promotions accounted for as sales and marketing expense	61,351	32,189
Total cost of end-user incentive programs	$97,928	$51,505

For the nine months ended September 30, 2020, games provided by two developer partners accounted for 63% and 25% of the Company’s revenue. For the nine months ended September 30, 2019, games provided by two developer partners accounted for 83% and 7% of the Company’s revenue. The developer partner that accounted for the largest percentage of revenue for the nine months ended September 30, 2020 and 2019, was consistent for both periods, while the other two developer partners were not.